Debt - Liabilities in financing activities (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Liabilities in financing activities
Liabilities in financing activities at beginning of year	kr 329,300	kr 301,463
Changes in liabilities arising from financing activities
Cash flow	(5,802)	20,540
Exchange rate difference	(5,510)	25,484
Unrealized changes in fair value	6,077	(18,188)
Accrued interest	1	1
Liabilities in financing activities at end of year	324,066	329,300
Senior debt
Liabilities in financing activities
Liabilities in financing activities at beginning of year	326,270	295,000
Changes in liabilities arising from financing activities
Cash flow	(8,642)	10,793
Exchange rate difference	(9,628)	33,075
Unrealized changes in fair value	9,736	(12,598)
Liabilities in financing activities at end of year	317,736	326,270
Lease liability
Liabilities in financing activities
Liabilities in financing activities at beginning of year	147	153
Changes in liabilities arising from financing activities
Cash flow	(28)	(23)
Exchange rate difference	0	0
Unrealized changes in fair value	5	16
Accrued interest	1	1
Liabilities in financing activities at end of year	125	147
Derivatives, net
Liabilities in financing activities
Liabilities in financing activities at beginning of year	2,883	6,310
Changes in liabilities arising from financing activities
Cash flow	2,868	9,770
Exchange rate difference	4,118	(7,591)
Unrealized changes in fair value	(3,664)	(5,606)
Liabilities in financing activities at end of year	kr 6,205	kr 2,883